Lease liabilities - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Presentation of leases for lessee [abstract]
Short-term leases expense	$ 127,653	$ 216,014
Lifezone office lease term	2 years